FINANCIAL (EXPENSE)/INCOME, NET - Schedule of financial income, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Interest income	¥ 1,606		¥ 15,947	¥ 46,667
Interest expense	(2,462)		(4,181)	(6,383)
(Loss)/gains from fair value changes of equity securities investments	(28,326)		59,690	(53,683)
Bank charges	(276)		(529)	(709)
Others	15,102		9,134	5,537
Total financial (expense)/ income, net	¥ (14,356)	$ (2,081)	¥ 80,061	¥ (8,571)